Goodwill - Additional Information (Detail) (CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2005
Goodwill [Line Items]
Goodwill recognized	10.9	30.2
Intangible assets recognized		283.7